Other payable and accruals	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other payable and accruals	6.Other payable and accruals
	2024	2023	2022

Staff salaries and other benefits	62,036	63,110	-
Professional fees	403,250	403,798	-
Others	525,060	538,700	613,455
	990,346	1,005,608	613,455